Ordinary Shares (Details) ¥ in Thousands, $ in Millions, $ in Billions	1 Months Ended					12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Apr. 30, 2020 CNY (¥) shares	Apr. 30, 2020 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)
Ordinary shares
Net proceeds from the offering, after deducting offerings expenses | ¥							¥ 19,288,423		¥ 2,817,458
Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Stock repurchase programme period in force	24 months
ADSs
Ordinary shares
Ordinary shares, issued (in shares)				17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses				¥ 2,817,500	$ 399.4
ADSs | Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Shares authorized to be repurchased value | $	$ 500.0
Treasury stock shares acquired						2,600,000
Treasury stock shares acquired cost method | $						$ 53.6
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, issued (in shares)		28,750,000	28,750,000	17,310,696	17,310,696
Net proceeds from the offering, after deducting offerings expenses							¥ 19,300,000	$ 22.9
Class Z Ordinary Shares | Over-allotment option [Member]
Ordinary shares
Ordinary shares, issued (in shares)		3,750,000	3,750,000
Net proceeds from the offering, after deducting offerings expenses		¥ 19,300,000	$ 22.9